Financial Instruments - Summary of Credit Quality of Financial Assets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Cash and cash equivalents	S/ 801,140	S/ 626,180	S/ 606,950
Financial assets neither past due nor impaired [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	796,197	606,914
Financial assets neither past due nor impaired [member] | Banco de Crdito del Per [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	350,403	224,834
Financial assets neither past due nor impaired [member] | Banco Continental [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	114,067	100,882
Financial assets neither past due nor impaired [member] | Banco Scotiabank [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	73,039	71,608
Financial assets neither past due nor impaired [member] | Citibank [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	134,990	110,846
Financial assets neither past due nor impaired [member] | Banco de la Nacion [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	23,766	17,776
Financial assets neither past due nor impaired [member] | Banco Santander-Peru [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	12,221
Financial assets neither past due nor impaired [member] | Banco Interbank [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	14,075	14,937
Financial assets neither past due nor impaired [member] | Banco de Chile [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	49	4,337
Financial assets neither past due nor impaired [member] | Banco Interamericano de Finanzas [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	126	5,551
Financial assets neither past due nor impaired [member] | Banco Bogota [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	16,782	25,609
Financial assets neither past due nor impaired [member] | Banco Santander Chile [member] | AAA [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	3,325	22,041
Financial assets neither past due nor impaired [member] | Banco de Crdito e Inversiones-Chile [member] | AA + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	5,909	1,105
Financial assets neither past due nor impaired [member] | Banco Scotiabank de Guyana [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	121
Financial assets neither past due nor impaired [member] | Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	8,273	S/ 7,388
Financial assets neither past due nor impaired [member] | Fondo de Inversion Alianza [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	S/ 39,051